Land use right, net (Details 1) - Land use right [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Fiscal 2024	$ 305,605
Fiscal 2025	305,605
Fiscal 2026	305,605
Fiscal 2027	305,605
Fiscal 2028	305,605
Thereafter	5,125,641
Intangible assets, net	$ 6,653,666	$ 511,177